UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10349

Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
	February 29, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 4.5% (3.1% of Total Investments)
$ 2,320	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	$ 2,181,983
	9/01/39 – SYNCORA GTY Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	305,837
	5.875%, 9/01/39
650	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	423,092
	Center, Series 2006A, 5.000%, 12/01/31
3,280	Total Consumer Discretionary			2,910,912
	Consumer Staples – 10.6% (7.3% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
1,045	5.250%, 6/01/32	6/17 at 100.00	N/R	950,302
500	5.625%, 6/01/47	6/17 at 100.00	N/R	408,755
40,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BBB–	2,740,800
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
990	5.375%, 5/15/33	5/12 at 100.00	BBB	979,417
1,000	5.500%, 5/15/39	5/12 at 100.00	Baa3	987,400
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/12 at 100.00	A3	710,256
	Bonds, Series 2001, 5.000%, 5/15/31
44,335	Total Consumer Staples			6,776,930
	Education and Civic Organizations – 13.8% (9.4% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A2	1,141,426
	Series 2002, 5.125%, 9/01/22
500	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College,	9/16 at 100.00	BB+	493,555
	Series 2006, 5.625%, 9/01/38
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	661,048
	Series 2004, 5.250%, 4/01/34
125	Maryland Health and Higher Edcuational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	126,540
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	5/12 at 100.00	BBB–	250,120
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School,	1/13 at 100.00	AA–	417,689
	Series 2000, 5.250%, 7/01/30 – AGM Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	513,145
	Series 2004, 5.125%, 7/01/34
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	728,922
	University, Series 2004, Trust 1003, 13.763%, 1/01/13 (IF)
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	768,998
	College of Art, Series 2006, 5.000%, 6/01/30
565	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	575,933
	College of Art, Series 2007, 5.000%, 6/01/36
500	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	509,325
	High School, Series 2005A, 6.000%, 5/01/35
590	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts	5/15 at 100.00	Aa3	651,443
	Center Project, Series 2005A, 5.000%, 5/01/18
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	Aa3	504,135
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 – FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	Aa3	525,940
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	752,109
	5.000%, 10/01/22
200	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	205,474
	5.000%, 11/01/31
8,375	Total Education and Civic Organizations			8,825,802
	Health Care – 30.2% (20.7% of Total Investments)
445	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A	474,940
	Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	No Opt. Call	Baa3	257,823
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	568,055
	Healthcare, Series 2011A, 6.250%, 1/01/31
335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	350,142
	Health System, Series 2010, 5.000%, 7/01/40
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/12 at 100.00	AA–	1,000,950
	Medical Center, Series 1998, 5.125%, 7/01/33 – AGM Insured
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A3	795,522
	Hospital, Series 2004, 5.500%, 7/01/36
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	A3	1,008,170
	General Hospital, Series 2002, 6.000%, 7/01/26
1,095	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R	958,366
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
715	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	717,610
	Hospital, Series 2007A, 5.000%, 7/01/29
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	500,315
	Hospital, Series 2002, 5.125%, 7/01/35
520	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/12 at 100.00	A	520,260
	Medical Center, Series 2001, 5.000%, 7/01/34
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/21 at 100.00	AA–	592,090
	Health System Obligated Group Issue, Series 2011A, 5.000%, 5/15/25
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa3	1,009,610
	Institute, Series 2003, 5.500%, 7/01/33
480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	514,402
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/21 at 100.00	A	342,963
	System, Series 2011, 6.000%, 7/01/41
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	743,085
	Series 2004, 5.375%, 8/15/24
1,360	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	1,428,109
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/12 at 100.00	BBB	1,501,140
	Center Issue, Series 2001, 5.625%, 7/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Issue, Series 2007A:
415	5.000%, 7/01/37	7/17 at 100.00	BBB	405,355
780	5.500%, 7/01/42	7/17 at 100.00	BBB	791,996
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	718,746
	Medical Center, Series 2006, 5.000%, 7/01/36
800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	863,320
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of	7/15 at 100.00	A3	1,525,950
	Cecil County, Series 2005, 5.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
980	5.750%, 1/01/38	1/18 at 100.00	BBB–	1,025,580
100	6.000%, 1/01/43	1/18 at 100.00	BBB–	106,014
700	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	7/12 at 100.00	B3	642,313
	5.300%, 7/01/24
18,950	Total Health Care			19,362,826
	Housing/Multifamily – 8.6% (5.9% of Total Investments)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters	6/12 at 100.00	Aaa	3,147,264
	Towers Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	6/12 at 100.00	Aaa	1,110,799
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,	10/13 at 100.00	B3	735,680
	University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23
520	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA–	532,459
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
5,775	Total Housing/Multifamily			5,526,202
	Housing/Single Family – 11.3% (7.8% of Total Investments)
1,030	Maryland Community Development Administration Department of Housing and Community Development,	9/18 at 100.00	Aa2	1,089,256
	Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
775	Maryland Community Development Administration Department of Housing and Community Development,	3/20 at 100.00	Aa2	833,110
	Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2006:
600	4.750%, 9/01/25 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	611,340
1,000	4.875%, 9/01/26 (Alternative Minimum Tax) (UB)	3/16 at 100.00	Aa2	1,025,200
300	4.900%, 9/01/26 (Alternative Minimum Tax) (UB)	9/15 at 100.00	Aa2	306,760
815	4.900%, 9/01/31 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	833,998
	Maryland Community Development Administration, Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2007:
250	5.000%, 9/01/27 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	258,318
500	4.850%, 9/01/37 (Alternative Minimum Tax) (UB)	3/17 at 100.00	Aa2	506,090
810	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H,	9/12 at 100.00	Aa2	810,551
	5.350%, 9/01/32 (Alternative Minimum Tax)
970	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	978,458
	4.900%, 9/01/36 (Alternative Minimum Tax) (UB)
7,050	Total Housing/Single Family			7,253,081
	Industrials – 2.9% (2.0% of Total Investments)
1,345	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	1,422,687
	Facilities Project, Series 2010A, 5.750%, 6/01/35
410	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	4/12 at 101.00	BBB	415,506
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
1,755	Total Industrials			1,838,193
	Long-Term Care – 5.1% (3.4% of Total Investments)
860	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	867,482
380	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	N/R	420,713
	Series 2009B, 6.000%, 1/01/23
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown	1/21 at 100.00	N/R	559,905
	Community Issue, Series 2010, 6.250%, 1/01/45
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	299,274
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
500	5.000%, 1/01/17	No Opt. Call	N/R	489,260
220	5.250%, 1/01/27	1/17 at 100.00	N/R	196,068
435	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	438,136
	Retirement Community, Series 2007, 4.750%, 7/01/34
3,195	Total Long-Term Care			3,270,838
	Tax Obligation/General – 7.5% (5.2% of Total Investments)
150	Calvert County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,	No Opt. Call	AAA	157,887
	Series 2003, 4.000%, 7/15/13
545	Carroll County, Maryland, Consolidated Public Improvement Bonds, Refunding Series 2011,	No Opt. Call	AA+	551,840
	2.000%, 11/01/12
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	350,652
600	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	691,830
350	Howard County, Maryland, General Obligation Metropolitan District Bonds, Refunding Series	No Opt. Call	AAA	354,634
	2011B, 3.000%, 8/15/12
250	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2009B,	No Opt. Call	AAA	250,040
	3.000%, 3/01/12
235	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2002A,	No Opt. Call	AAA	240,327
	5.500%, 8/01/12
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,150,790
	2005A, 5.000%, 7/01/15
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	5/12 at 100.00	AA–	770,978
	AGM Insured
300	Rockville, Maryland, General Obligation Bonds, Series 2007, 4.000%, 6/01/12	No Opt. Call	AAA	302,973
4,500	Total Tax Obligation/General			4,821,951
	Tax Obligation/Limited – 24.9% (17.1% of Total Investments)
150	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	155,384
	Project, Series 2010, 6.100%, 7/01/40
140	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	141,095
	Project, Series 2002, 5.000%, 7/01/12
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/12 at 100.50	AA+	1,601,551
1,660	5.000%, 8/01/21	8/12 at 100.50	AA+	1,682,493
110	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation	7/12 at 100.00	N/R	110,162
	Bonds, Series 2001A, 5.700%, 7/01/29 – RAAI Insured
850	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,	7/20 at 100.00	A–	920,695
	Series 2010A, 5.000%, 7/01/30
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,112,410
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	350,634
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	1,193,440
	5.500%, 2/01/16
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/12 at 101.00	A2	1,011,770
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
1,945	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	1,902,132
	2005, 5.200%, 7/01/34
448	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	431,630
	2005, 5.250%, 7/01/35
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	1,088,660
	7/01/31 – AMBAC Insured
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	No Opt. Call	Baa2	1,046,570
	Series 2003, 5.250%, 7/01/15 – FGIC Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BBB+	1,686,780
	5.500%, 7/01/26 – AMBAC Insured
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,008,800
	8/01/41 – NPFG Insured
500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	530,290
	Lien Series 2010B, 5.250%, 10/01/29
19,233	Total Tax Obligation/Limited			15,974,496
	Transportation – 7.7% (5.3% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 – AMBAC Insured	7/12 at 100.00	N/R	650,546
1,000	5.000%, 7/01/34 – AMBAC Insured	7/12 at 100.00	N/R	1,000,320
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	825,645
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	5/12 at 100.00	A	460,699
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
1,780	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA–	1,981,745
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
4,640	Total Transportation			4,918,955
	U.S. Guaranteed – 11.6% (8.0% of Total Investments) (4)
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+ (4)	559,738
	Series 2003A, 5.000%, 5/01/15 (Pre-refunded 5/01/13)
1,000	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,020,580
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	Aaa	1,430,641
	Headquarters Building, Series 2002, 5.375%, 6/01/19 (Pre-refunded 6/01/12)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,	No Opt. Call	N/R (4)	1,416,883
	Series 1997, 5.000%, 7/01/17 – AMBAC Insured (ETM)
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A2 (4)	582,230
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
685	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	781,051
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.750%,	7/12 at 100.00	AA+ (4)	764,183
	7/01/41 (Pre-refunded 7/01/12)
800	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	916,296
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)
6,955	Total U.S. Guaranteed			7,471,602
	Utilities – 5.6% (3.8% of Total Investments)
1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 – NPFG Insured	4/12 at 100.00	BBB	996,540
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	5/12 at 100.00	N/R	1,006,100
	7.400%, 9/01/19 (Alternative Minimum Tax)
785	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	834,753
	FGIC Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BBB–	755,512
	2007A, 5.000%, 7/01/24
3,515	Total Utilities			3,592,905
	Water and Sewer – 1.4% (1.0% of Total Investments)
285	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	315,686
	AMBAC Insured
540	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	593,031
	AMBAC Insured
825	Total Water and Sewer			908,717
$ 132,383	Total Investments (cost $88,620,398) – 145.7%			93,453,410
	Floating Rate Obligations – (6.0)%			(3,840,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.6)% (5)			(27,300,000)
	Other Assets Less Liabilities – 2.9%			1,844,930
	Net Assets Applicable to Common Shares – 100%			$ 64,158,340

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$93,453,410	$—	$93,453,410

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$471,695
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	169,849
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	769
Transfers in to	—
Transfers out of	(642,313)
Balance at the end of period	$—

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $85,007,631.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$5,894,917
Depreciation	(1,289,507)
Net unrealized appreciation (depreciation) of investments	$4,605,410

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012